Note 9 - Short-term Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Short-term Investments [Abstract]
Trading Securities	$ 0	$ 0
Trading Securities, Realized Gain (Loss)	$ 18,396	$ (47,941)